SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Description of segment and principal activities
The Group evaluates its segmental reporting under IFRS 8, “Operating Segments”. The Group derives its revenues through a single business activity, which is selling, making and distributing ready-to-drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision-making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and therefore, the Group has one operating segment.
No single customer accounted for more than 10% of the Group’s revenue during the years ended 31 December 2017, 31 December 2016 and 31 December 2015.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year Ended
	31 December 2017	31 December 2016	31 December 2015
Revenue:	€ million	€ million	€ million
Spain/Portugal/Andorra	2,706	1,721	n/a
Germany	2,218	1,335	n/a
Great Britain	2,026	2,076	2,364
France/Monaco	1,803	1,791	1,817
Belgium/Luxembourg/Netherlands	1,445	1,414	1,405
Norway	416	408	405
Sweden	353	350	338
Iceland	95	38	n/a
Total	11,062	9,133	6,329

Assets by geography
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets by geography:

	31 December 2017	31 December 2016
	€ million	€ million
Spain/Portugal/Andorra	6,561	6,479
Germany	3,176	3,151
Great Britain	2,395	2,458
Belgium/Luxembourg/Netherlands	1,041	1,029
France/Monaco	876	856
Sweden	421	431
Norway	267	295
Iceland	41	45
Other unallocated	44	90
Total	14,822	14,834